Commitments and Contingencies (Details)	Dec. 31, 2018 USD ($)
Year ending 31 December:
2019	$ 2,835,921
2020	2,041,438
2021	1,580,334
2022	930,949
2023	51,181
2024 and thereafter	161,299
Total minimum payment required	$ 7,601,122